Subsequent Events	6 Months Ended	12 Months Ended
	May 31, 2018	Nov. 30, 2017
Subsequent Events [Abstract]
Subsequent Events

4.	SUBSEQUENT EVENTS

The Company has evaluated events occurring after the date of the accompanying balance sheet through September 16, 2018, the date the financial statements are available to be issued. The Company did not identify any material subsequent events requiring adjustment to the accompanying financial statements.

5.	SUBSEQUENT EVENTS

On May 22, 2018, the Company agreed to settle the $30,000 judgment payable assess on April 3, 2014, including accrued interest, for $15,000. See note 2 above.

The Company has evaluated events occurring after the date of the accompanying balance sheet through September 16, 2018, the date the financial statements are available to be issued. The Company did not identify any material subsequent events requiring adjustment to the accompanying financial statements.